Shareholders' Equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments measured at fair value through OCI [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ (3,300)	€ (5,251)	€ 6,810
Gross revaluation	(1,187)	1,552	(16,743)
Net (gains) / losses transferred to income statement	82	706	541
Foreign currency translation differences	(259)	138	588
Tax effect	237	(487)	3,499
Disposal of group assets		42	46
Other			7
Ending balance	(4,426)	(3,300)	(5,251)
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	842	1,024	1,100
Gross revaluation	(88)	(62)	(66)
Net (gains) / losses transferred to income statement	(124)	(130)	(126)
Foreign currency translation differences	49	(31)	74
Tax effect	45	42	42
Disposal of group assets		0	0
Other			0
Ending balance	724	842	1,024
Insurance contracts [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	939	2,215	(11,291)
Gross revaluation	2,250	(1,626)	18,680
Net (gains) / losses transferred to income statement	0	0	0
Foreign currency translation differences	136	(47)	(931)
Tax effect	(530)	397	(4,211)
Disposal of group assets		0	(31)
Other			0
Ending balance	2,795	939	2,215
Reinsurance contracts held [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(2,261)	(2,566)	768
Gross revaluation	(556)	349	(4,672)
Net (gains) / losses transferred to income statement	0	0	0
Foreign currency translation differences	(168)	82	95
Tax effect	177	(126)	1,243
Disposal of group assets		0	0
Other			0
Ending balance	(2,808)	(2,261)	(2,566)
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(3,770)	(4,563)	(2,580)
Gross revaluation	418	211	(2,803)
Net (gains) / losses transferred to income statement	(42)	577	415
Foreign currency translation differences	(242)	142	(174)
Tax effect	(71)	(174)	574
Disposal of group assets		38	(2)
Other			7
Ending balance	(3,706)	(3,770)	(4,563)
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	9	15	32
Gross revaluation	(1)	(2)	(1)
Net (gains) / losses transferred to income statement	0	0	0
Foreign currency translation differences	1	0	0
Tax effect	0	0	0
Disposal of group assets		(3)	(16)
Other			0
Ending balance	€ 9	€ 9	€ 15